Investments (Details Textuals 5) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Equity securities holdings exposure in single issuer greater than stated percentage of Company's equity	10.00%	10.00%
Equity securities holdings exposure amount of a single issuer greater than 10% of Company's equity	$ 0	$ 0
Equity securities holdings exposure in single issuer greater than stated percentage of Company's total investments	1.00%	1.00%
Equity securities holdings exposure amount of a single issuer greater than 10% of Company's total investments	$ 0	$ 0